Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of future minimum lease payments
Future minimum lease payments as of September 30, 2020 are as follows:

Year Ending December 31,	(in thousands)
2020 (remaining 3 months)	$1,745
2021	7,053
2022	7,251
2023	7,441
2024	7,679
Thereafter	35,451

$66,620

Future minimum lease payments as of December 31, 2019 are as follows:

Year ending December 31,	(in thousands)
2020	$6,867
2021	7,053
2022	7,251
2023	7,441
2024	7,679
Thereafter	35,451

$71,742